Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Retained earnings	Other reserves	Currency translation difference	Cash flow hedge reserve	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Total equity attributable to shareholders of the Parent Company	Total equity attributable to non-controlling interests
Beginning balance at Dec. 31, 2018	€ 725,487	€ 4,300	€ 936,555	€ (247,375)	€ 579	€ (872)	€ 597	€ (2,507)	€ 691,277	€ 34,210
(Loss)/Profit for the year	25,439		21,749						21,749	3,690
Other comprehensive income/(loss)	11,188				11,035	(1,990)	(395)	2,463	11,113	75
Dividends	(14,922)		(12,731)						(12,731)	(2,191)
Other changes	(17,438)		(1,084)	(21,552)					(22,636)	5,198
Ending balance at Dec. 31, 2019	729,754	4,300	944,489	(268,927)	11,614	(2,862)	202	(44)	688,772	40,982
(Loss)/Profit for the year	(46,540)		(50,577)						(50,577)	4,037
Other comprehensive income/(loss)	(35,000)				(36,274)	637	539	287	(34,811)	(189)
Dividends	(1,731)									(1,731)
Other changes	(1,449)		(676)	(944)					(1,620)	171
Ending balance at Dec. 31, 2020	645,034	4,300	893,236	(269,871)	(24,660)	(2,225)	741	243	601,764	43,270
(Loss)/Profit for the year	(127,661)		(136,001)						(136,001)	8,340
Other comprehensive income/(loss)	34,027				40,197	(6,316)	(430)	444	33,895	132
Dividends	(650)			(102)					(102)	(548)
Capital increase related to the Business Combination	711,903	1,639		710,264					711,903
Purchase of own shares from Monterubello	(455,000)			(455,000)					(455,000)
Capital contribution from Monterubello	10,923			10,923					10,923
Issuance of shares held in treasury	5,959			5,959					5,959
Assignment of treasury shares	77,009		(31,823)	31,823
Acquisition of non-controlling interests			8,365						8,365	(8,365)
Acquisition of Ubertino	2,854									2,854
Share-based payments	74,978			74,978					74,978
Disposition	(258,063)		(235,185)		(20,465)	176			(255,474)	(2,589)
Ending balance at Dec. 31, 2021	€ 644,304	€ 5,939	€ 498,592	€ 108,974	€ (4,928)	€ (8,365)	€ 311	€ 687	€ 601,210	€ 43,094